Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation

(d) Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). The accompanying interim financial statements as of June 30, 2021 and for the three and six months ended June 30, 2021 and 2020, and related interim information contained within the notes to the financial statements, are unaudited. In management’s opinion, the unaudited interim consolidated financial statements have been prepared on the same basis as the Company’s audited financial statements and include all adjustments (including normal recurring adjustments) necessary for a fair statement of the financial statements. These interim financial statements should be read in conjunction with the Company’s audited financial statements and accompanying notes included elsewhere in this Form S-4 for the year ended December 31, 2020. The results for the three and six months ended June 30, 2021 are not necessarily indicative of the results expected for the full fiscal year or any interim period.

(a) Basis of Presentation

The accompanying consolidated financial statements have been prepared on an accrual basis of accounting, in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Principles of Consolidation

(f) Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries:

Name	Country of Incorporation
Oncology Venture Product Development ApS	Denmark
OV-SPV2 ApS	Denmark
MPI Inc.	United States
Oncology Venture US Inc.	United States
Allarity Therapeutics, Inc.	United States
Allarity Acquisition Subsidiary, Inc.	United States

All intercompany transactions and balances, including unrealized profits from intercompany sales, have been eliminated upon consolidation.

(b) Organization and Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries:

Name	Country of Incorporation
Oncology Venture Product Development ApS	Denmark
OV-SPV2 ApS	Denmark
MPI Inc.	United States
Oncology Venture US Inc.	United States

All intercompany transactions and balances, including unrealized profits from intercompany sales, have been eliminated upon consolidation.

Use of Estimates

(g) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting years. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the fair value of the convertible loan, the accrual for research and development expenses, revenue recognition, fair values of acquired intangible assets and impairment review of those assets, the useful life of property, plant and equipment, share based compensation expense, provisions for contingencies and litigation, and income tax uncertainties and valuation allowances. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. Estimates are periodically reviewed in light of reasonable changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known and if material, their effects are disclosed in the notes to the consolidated financial statements. Actual results could differ from those estimates or assumptions.

(c) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting years. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the fair value of the convertible loan, the accrual for research and development expenses, revenue recognition, fair values of acquired intangible assets and impairment review of those assets, the useful life of property, plant and equipment, share based compensation expense, provisions for contingencies and litigation, and income tax uncertainties and valuation allowances. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. Estimates are periodically reviewed in light of reasonable changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known and if material, their effects are disclosed in the notes to the consolidated financial statements. Actual results could differ from those estimates or assumptions.

Conversion of foreign currencies

(i) Conversion of foreign currencies

The functional currency is the currency of the primary economic environment in which an entity’s operations are conducted. The Company and its subsidiaries operate mainly in Denmark and the United States. The functional currencies of the Company’s subsidiaries are their local currency.

The Company’s reporting currency is the U.S dollar. The Company translates the assets and liabilities of its Denmark subsidiaries into the U.S. dollar at the exchange rate in effect on the balance sheet date. Revenues and expenses are translated at the average exchange rate in effect during each monthly period. Unrealized translation gains and losses are recorded as a cumulative translation adjustment, which is included in the consolidated statements of shareholders’ equity as a component of accumulated other comprehensive (loss) income.

Monetary assets and liabilities denominated in currencies other than the functional currency are re-measured into the functional currency at rates of exchange prevailing at the balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing at the date of the transaction. Exchange gains or losses arising from foreign currency transactions are included in the determination of net profit or loss for the respective periods.

Adjustments that arise from exchange rate changes on transactions denominated in a currency other than the local currency are included in other comprehensive income (loss) in the consolidated statements of operations and comprehensive loss as incurred.

(d) Foreign currency and currency translation

The functional currency is the currency of the primary economic environment in which an entity’s operations are conducted. The Company and its subsidiaries operate mainly in Denmark and the United States. The functional currencies of the Company’s subsidiaries are their local currency.

The Company’s reporting currency is the U.S. dollar. The Company translates the assets and liabilities of its Denmark subsidiaries into the U.S. dollar at the exchange rate in effect on the balance sheet date. Revenues and expenses are translated at the average exchange rate in effect during each monthly period. Unrealized translation gains and losses are recorded as a cumulative translation adjustment, which is included in the consolidated statements of shareholders’ equity as a component of accumulated other comprehensive (loss) income.

Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency at rates of exchange prevailing at the balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing at the date of the transaction. Exchange gains or losses arising from foreign currency transactions are included in the determination of net loss for the respective periods.

Adjustments that arise from exchange rate changes on transactions denominated in a currency other than the local currency are included in other comprehensive income (loss) in the consolidated statements of operations and comprehensive loss as incurred. The Company recorded a foreign exchange gain (loss) of $2,452 and ($465) included in accumulated other comprehensive loss for the years ended December 31, 2020, and 2019, respectively.

Concentrations of credit risk and of significant suppliers

(e) Concentrations of credit risk and of significant suppliers

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash. The Company maintains its cash in financial institutions in amounts that could exceed government-insured limits. The Company does not believe it is subject to additional credit risks beyond those normally associated with commercial banking relationships. The Company is dependent on third-party manufacturers to supply products for research and development activities in its programs. In particular, the Company relies and expects to continue to rely on a small number of manufacturers to supply its requirements for supplies and raw materials related to these programs. These programs could be adversely affected by a significant interruption in these manufacturing services or the availability of raw materials.

Cash and Cash Equivalents

(f) Cash and Cash Equivalents

Cash and cash equivalents consist primarily of highly liquid investments with original maturities of three months or less at date of purchase to be cash equivalents. The Company had no cash equivalents or restricted cash on December 31, 2020, and 2019.

Property, plant and equipment

(g) Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation. Depreciation expense is recognized using the straight-line method over the estimated useful lives of the respective assets as follows:

Estimated Useful Economic Life
Leasehold property improvements	Lesser of lease term or useful life
Laboratory equipment	5 years
Furniture and office equipment	3 years

Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is included in loss from operations. As of December 31, 2020, and 2019, there have been no significant asset retirements to date. Expenditures for repairs and maintenance that do not improve or extend the lives of the respective assets are charged to expense as incurred.

Grants

(h) Grants

Grants are recognized when the conditions for receipt are met and there is reasonable assurance that the grant will be received.

Grants that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Group with no future related costs are recognized in profit or loss in the period in which they become receivable.

Impairment of long-lived assets

(i) Impairment of long-lived assets

Long-lived assets consist of property, plant and equipment, and intangible assets. Long-lived assets to be held and used are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets. An impairment loss would be recognized as a loss from operations when estimated undiscounted future cash flows expected to result from the use of an asset group or the estimated return on investment are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset group over its fair value, determined based on discounted cash flow or return on investment calculations

Business Combinations

(j) Business Combinations

Business combinations are accounted for in accordance with ASC Topic 805 “Business Combinations”. The total purchase price of an acquisition is allocated to the underlying identifiable net assets, based on their respective estimated fair values as of the acquisition date. Determining the fair value of assets acquired and liabilities assumed requires management’s judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, probabilities of success, discount rates, and asset lives, among other items. Assets acquired and liabilities assumed are recorded at their estimated fair values.

Non-controlling interest

(k) Non-controlling interest

These financial statements reflect the application of ASC 810, Consolidations, which establishes accounting and reporting standards that require: (i) the ownership interest in subsidiaries held by parties other than the parent to be clearly identified and presented in the consolidated balance sheet within shareholder’s (deficit) equity, but separate from the parent’s (deficit) equity; (ii) the amount of consolidated net income attributable to the parent and the non-controlling interest to be clearly identified and presented on the face of the consolidated statement of operations and (iii) changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary to be accounted for consistently.

Our consolidated financial statements include all assets, liabilities, incidental service revenues, and expenses of less-than-100%-owned affiliates that we control or for which we are the primary beneficiary. We record a non-controlling interest for the allocable portion of income or loss and comprehensive income or loss to which the non-controlling interest holders are entitled based upon their ownership share of the affiliate. Distributions made to the holders of non-controlling interests are charged to the respective non-controlling interest balance. Losses attributable to the non-controlling interest in an affiliate may exceed our interest in the affiliate’s equity. The excess and any further losses attributable to the non-controlling interest shall be attributed to those interests. The non-controlling interest shall continue to be attributed its share of losses even if that attribution results in a deficit non-controlling interest balance.

Acquired Patents

(l) Acquired Patents

Acquired patents are measured in the balance sheet at the lower of cost less accumulated amortization and impairment charges, if any. The legal costs incurred to renew or extend the term of the acquired patents are expensed as incurred. As of December 31, 2020 and 2019, the Company has not recognized any impairment charges with respect to its acquired patents.

Cost comprises the acquisition price and the depreciation period are estimated at 6 years with no residual value. Depreciation methods, useful lives and residual values are reviewed every year.

Acquired In-Process Research and Development (IPR&D)

(m) Acquired In-Process Research and Development (IPR&D)

Acquired IPR&D represents the fair value assigned to research and development assets that the Company acquired as part of a business combination and have not been completed at the acquisition date. The fair value of IPR&D acquired in a business combination is recorded on the consolidated balance sheets at the acquisition-date fair value and is determined by estimating the costs to develop the technology into commercially viable products, estimating the resulting revenue from the projects, and discounting the projected net cash flows to present value. IPR&D is not amortized, but rather is reviewed for impairment on an annual basis or more frequently if indicators of impairment are present, until the project is completed, abandoned or transferred to a third-party. The projected discounted cash flow models used to estimate the fair value of partnered assets and cost approach model used to estimate proprietary assets as part of the Company’s IPR&D reflect significant assumptions regarding the estimates a market participant would make in order to evaluate a drug development asset, including the following:

•        Estimates of obsolescence of development expenditure;

•        Probability of successfully completing clinical trials and obtaining regulatory approval;

•        Estimates of future cash flows from potential milestone payments and royalties related to out-licensed product sales; and

•        A discount rate reflecting the Company’s weighted average cost of capital and specific risk inherent in the underlying assets.

Once brought into use, intangible assets are amortized over their estimated useful economic lives using the economic consumption method if anticipated future revenues can be reasonably estimated. The straight-line method is used when revenues cannot be reasonably estimated. The Company recorded an impairment loss on IPR&D of $0 and $7,494 during the years ended December 31, 2020 and December 31, 2019 respectively.

Fair value measurements of financial instruments

(n) Fair value measurements of financial instruments

The carrying value of the Company’s financial instruments of cash, trade receivables, other receivables, accounts payable and accrued liabilities, bank overdraft and loan approximate their fair value due to their short-term nature. The Company’s other financial instruments include an equity investment, convertible debt and derivative liabilities. The equity investment is adjusted to fair market value at the end of every period based upon unadjusted quoted prices. The convertible debt and derivative liabilities are fair valued at the end of every period using level 3 inputs.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurement (“ASC 820”), establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. ASC 820 identifies fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a three-tier fair value hierarchy that distinguishes between the following:

•        Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

•        Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•        Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Segment and geographic information

(o) Segment and geographic information

Operating segments are defined as components of a business for which separate discrete financial information is available for evaluation by the chief operating decision maker in deciding how to allocate resources and assess performance. The Company and its chief operating decision maker, the Company’s Chief Executive Officer, view the Company’s operations and manage its business as a single operating segment. The Company operates in two geographic areas: Denmark and the United States however, as at December 31, 2020, the Company has neither revenues nor assets outside of Denmark.

Leases

(p) Leases

The Company determines if an arrangement is a lease at inception by establishing if the contract conveys the right to control the use of identified property, plant, or equipment for a period of time in exchange for consideration. Operating leases are included non-current assets and current and long-term operating lease liabilities in the Company’s consolidated balance sheets. The Company has not entered into any financing leases.

ROU assets represent the Company’s right to use and control an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As the Company’s leases do not provide an implicit rate, the Company uses its collateralized incremental borrowing rate for an equivalent lease term, based on the information available at commencement date in determining the present value of lease payments. The ROU asset also includes lease payments made before the lease commencement date and excludes any lease incentives. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.

The components of a lease shall be split into three categories, if applicable: lease components (e.g., land, building, etc.), non-lease components (e.g., common area maintenance, maintenance, consumables, etc.), and non-components (e.g., property taxes, insurance, etc.). The fixed and in-substance fixed contract consideration (including any related to non-components) must then be allocated based on fair values to the lease components and non-lease components. The Company’s facilities operating leases may have lease and non-lease components to which the Company has elected to apply a practical expedient to account for each lease component and related non-lease component as one single component. In addition, the Company has elected to not recognize right of use assets or lease liabilities for low value leases or leases with a term of 12 months or less for all asset classes. This results in a right-of-use asset being recorded on the consolidated balance sheets. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Service revenue recognition

(q) Service revenue recognition

The Company’s revenues are generated primarily through minor revenue associated with research and development services provided to pharmaceutical and biotechnology companies. The terms of these arrangements may include (i) the grant of intellectual property rights (IP licenses) to therapeutic drug candidates against specified targets, (ii) performing research and development services to optimize drug candidates, and (iii) the grant of options to obtain additional research and development services or licenses for additional targets, or to optimize product candidates, upon the payment of option fees.

The Company has adopted Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) Topic 606—Revenue from Contracts with Customers (“ASC 606”). This standard applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments. Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In determining the appropriate amount of revenue to be recognized under ASC 606, the Company performs the following steps:

(i)     identify the promised goods or services in the contract;

(ii)    determine whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract;

(iii)   measurement of the transaction price, including the constraint on variable consideration;

(iv)   allocation of the transaction price to the performance obligations; and

(v)    recognition of revenue when (or as) the Company satisfies each performance obligation.

Research and development costs

(r) Research and development costs

Research and development costs are expensed as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including salaries, share-based compensation and benefits, facilities costs and laboratory supplies, depreciation, amortization and impairment expense, manufacturing expenses and external costs of outside vendors engaged to conduct preclinical development activities and clinical trials. Typically, upfront payments and milestone payments made for the licensing of technology are expensed as research and development in the period in which they are incurred. Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. The prepaid amounts are expensed as the related goods are delivered or the services are performed. There were no milestone payments paid or due in either of the years ended December 31, 2020 and 2019.

Research contract costs and accruals

(s) Research contract costs and accruals

The Company has entered into various research and development contracts with companies in Europe, the United States, and other countries. These agreements are generally cancellable, and related payments are recorded as research and development expenses as incurred. The Company records accruals for estimated ongoing research costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies or trials, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates are made in determining the accrued balances at the end of any reporting period. Actual results could differ from the Company’s estimates. The Company’s historical accrual estimates have not been materially different from the actual costs.

Research and development incentives and receivable

(t) Research and development incentives and receivable

The Company, through its subsidiaries in Denmark, receives reimbursements of certain research and development expenditures as part of a European agency’s research and development cost reliefs program. Management has assessed the Company’s research and development activities and expenditures to determine which activities and expenditures are likely to be eligible under the research and development incentive program described above. At each period end, management estimates the reimbursement available to the Company based on available information at the time. The Company recognizes a receivable for the research and development incentives when the relevant expenditure has been incurred, the associated conditions have been satisfied and there is reasonable assurance that the reimbursement will be received. The Company records these research and development expense reimbursements as a reduction to research and development expenses in the consolidated statements of operations and comprehensive loss, as the research and development cost reimbursements are not dependent on the Company generating future taxable income, the Company’s ongoing tax status, or tax position. The research and development incentives receivable represent an amount due in connection with the above program. The Company has recorded government grants received as a reduction to research and development expense of $22 and $315 for the years ended December 31, 2020 and 2019, respectively.

Investments

(u) Investments

The Company’s investments in equity securities are measured at fair value in the balance sheet with changes in fair value recognized in net income. For investments in equity securities that are traded in an active market, fair value is equivalent to the market value at the balance sheet date and changes in fair value are recognized in operating income. Pursuant to ASC 321-10-35-2, the Company has elected to apply the measurement alternative and measure other investments in equity securities for which fair value cannot be determined reliably initially at cost, less impairment, if any, plus or minus changes resulting from observable price changes.

Convertible note

(v) Convertible note:

The Company accounts for certain convertible notes issued during the year ended December 31, 2020 under the fair value option election of ASC 825, Financial Instruments (“ASC-825”) wherein the financial instrument is initially measured at its issue-date estimated fair value and then subsequently re-measured at estimated fair value on a recurring basis at each reporting period date. The estimated fair value adjustment is recognized as other income (expense) in the accompanying consolidated statement of operations and the portion of the fair value adjustment attributed to a change in the instrument-specific credit risk is recognized as a component of other comprehensive income (“OCI”).

Warrants

(w) Warrants

When the Company issues warrants, it evaluates the proper balance sheet classification to determine classification as either equity or as a derivative liability on the consolidated balance sheets. In accordance with ASC 815-40, Derivatives and Hedging-Contracts in the Entity’s Own Equity (ASC 815-40), the Company classifies a warrant as equity so long as it is “indexed to the Company’s equity” and several specific conditions for equity classification are met. A warrant is not considered indexed to the Company’s equity, in general, when it contains certain types of exercise contingencies or adjustments to exercise price. If a warrant is not indexed to the Company’s equity or it has net cash settlement that results in the warrants to be accounted for under ASC 480, Distinguishing Liabilities from Equity, or ASC 815-40, it is classified as a derivative liability which is carried on the consolidated balance sheet at fair value with any changes in its fair value recognized immediately in the statement of operations. As of December 31, 2020 and 2019, the Company had warrants outstanding for share based compensation that were classified as equity, and outstanding investor warrants that were classified as derivative liabilities.

Share-based compensation

(x) Share-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, Compensation — Stock Compensation (“ASC 718”). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service period in the Company’s consolidated statements of operations and comprehensive loss.

The Company records the expense for option awards using a graded and straight line method. The Company accounts for forfeitures as they occur. For share based awards granted to non-employee consultants, the measurement date for non-employee awards is the date of grant. The compensation expense is then recognized over the requisite service period, which is the vesting period of the respective award.

The Company reviews all stock award modifications including when there is an exchange of original award for a new award. In the case of stock award modifications, the Company calculates for the incremental fair value based on the difference between the fair value of the modified award and the fair value of the original award immediately before it was modified. The Company immediately recognizes the incremental value as compensation cost for vested awards and recognizes, on a prospective basis over the remaining requisite service period, the sum of the incremental compensation cost and any remaining unrecognized compensation cost for the original award on the modification date.

The fair value of stock options (“options”) on the grant date is estimated using the Black-Scholes option-pricing model using the single-option approach. The Black-Scholes option pricing model requires the use of highly subjective and complex assumptions, including the option’s expected term and the price volatility of the underlying stock, to determine the fair value of the award. The Company applies the Black-Scholes model as it believes it is the most appropriate fair value method for all equity awards and for the Employee Share Purchase Plan (the “ESPP”). The Black-Scholes model requires a number of assumptions, of which the most significant are the share price, expected volatility and the expected award term.

Expected term of options granted is calculated using the simplified method being the average between the vesting period and the contractual term to the expected term of the options in effect at the time of grant. The Company has historically not paid dividends and has no foreseeable plans to pay dividends and, therefore, uses an expected dividend yield of zero in the option pricing model. The risk-free interest rate is based on the yield of U.S. treasury bonds with equivalent terms.

The Company classifies share-based compensation expense in its consolidated statements of operations and comprehensive loss in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified.

Accumulated other comprehensive (Loss)

(y) Accumulated other comprehensive (Loss)

Accumulated other comprehensive loss includes net loss as well as other changes in shareholders’ equity (deficit) that result from transactions and economic events other than those with shareholders. The Company records unrealized gains and losses related to foreign currency translation and instrument specific credit risk as components of other accumulated comprehensive loss in the consolidated statements of operations and comprehensive loss.

Contingencies

(k) Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential loss range is probable and reasonably estimable under the provisions of the authoritative guidelines that address accounting for contingencies. The Company expenses costs as incurred in relation to such legal proceedings as general and administrative expense within the consolidated statements of operations and comprehensive loss.

(z) Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential loss range is probable and reasonably estimable under the provisions of the authoritative guidelines that address accounting for contingencies. The Company expenses costs as incurred in relation to such legal proceedings as general and administrative expense within the consolidated statements of operations and comprehensive loss.

Income taxes

(aa) Income taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined on the basis of the differences between the consolidated financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.

The Company accounts for uncertainty the consolidated financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that will more likely than not be realized upon ultimate settlement. Any provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits that are considered appropriate. The Company recognizes interest and penalties related to uncertain tax positions in other (income) expenses.

Computation of Earnings (Loss) per Share

(h) Computation of Earnings (Loss) per Share

The Company computes net (loss) income per share in accordance with ASC Topic 260, “Earnings Per Share” (“ASC 260”) and related guidance, which requires two calculations of net (loss) income attributable to the Company’s shareholders per share to be disclosed: basic and diluted. Basic loss per share is derived by dividing net loss applicable to common stockholders by the weighted average number of shares of common stock outstanding during each period. Diluted loss per share includes the effect, if any, from the potential exercise or conversion of securities, such as warrants, and convertible debt, which would result in the issuance of incremental shares of common stock unless such effect is anti-dilutive. In calculating the basic and diluted net loss per share applicable to common stockholders, the weighted average number of shares remained the same for both calculations due to the fact that when a net loss exists, dilutive shares are not included in the calculation.

(bb) Computation of Loss per Share

The Company computes net (loss) income per share in accordance with ASC Topic 260, “Earnings Per Share” (“ASC 260”) and related guidance, which requires two calculations of net (loss) income attributable to the Company’s shareholders per share to be disclosed: basic and diluted.

Basic loss per share is derived by dividing net loss applicable to common stockholders by the weighted average number of shares of common stock outstanding during each period. Diluted loss per share includes the effect, if any, from the potential exercise or conversion of securities, such as warrants, and convertible debt, which would result in the issuance of incremental shares of common stock unless such effect is anti-dilutive. In calculating the basic and diluted net loss per share applicable to common stockholders, the weighted average number of shares remained the same for both calculations due to the fact that when a net loss exists, dilutive shares are not included in the calculation.

Recently adopted accounting pronouncements

(cc) Recently adopted accounting pronouncements

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which modifies the disclosure requirements on fair value measurements with respect to Level 3 rollforwards, timing of liquidation of investments in certain entities that calculate net asset value, and measurement uncertainty. This standard became effective for the Company on January 1, 2020. The adoption of this standard has not had a material impact on our consolidated financial statements as of December 31, 2020 but, will result in increased disclosure related to our convertible debt rollforward balances in future periods.

In June 2016, the FASB issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 changes how companies account for credit losses for most financial assets and certain other instruments. For trade receivables, loans and held-to-maturity debt securities, companies are required to recognize an allowance for credit losses rather than reducing the carrying value of the asset. This standard became effective for the Company on January 1, 2020. The adoption of this standard resulted in the recognition of the fair value of instrument specific credit risk in our consolidated financial statements.

In November 2018, the FASB issued ASU No. 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606. This standard became effective for the Company on January 1, 2020 and makes targeted improvements for collaborative arrangements as follows:

•        Clarifies that certain transactions between collaborative arrangement participants should be accounted for as revenue under ASC 606, Revenue from Contracts with Customers, when the collaborative arrangement participant is a customer in the context of a unit of account. In those situations, all the guidance in ASC 606 should be applied, including recognition, measurement, presentation and disclosure requirements:

•        Adds unit-of-account guidance to ASC 808, Collaborative Arrangements, to align with the guidance in ASC 606 (that is, a distinct good or service) when an entity is assessing whether the collaborative arrangement or a part of the arrangement is within the scope of ASC 606; and

•        Precludes a company from presenting transactions with collaborative arrangement participants that are not directly related to sales to third parties with revenue recognized under ASC 606 if the collaborative arrangement participant is not a customer.

The adoption of this standard did not have a material impact on our consolidated financial statements.

In February 2016 the FASB issued ASU 2016-02: Leases. The ASU introduces a lessee model that results in most leases impacting the balance sheet. The ASU addresses other concerns related to the current lease model. Under ASU 2016-02, lessees will be required to recognize for all leases with terms longer than 12 months, at the commencement date of the lease, a lease liability, which is a lessee’s obligation to make lease payments arising from a lease measured on a discounted basis, and a right-to-use (ROU) asset, which is an asset that represents the lessee’s right to use or control the use of a specified asset for the lease term. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition.

In July 2018, the FASB issued ASU 2018-10 “Codification Improvements to Topic 842, Leases.” This ASU affects narrow aspects of the guidance issued in the amendments in ASU 2016-02 including those regarding residual value guarantees, rate implicit in the lease, lessee reassessment of lease classification, lessor reassessment of lease term and purchase option, variable lease payments that depend on an index or a rate, investment tax credits, lease term and purchase option, transition guidance for amounts previously recognized in business combinations, certain transition adjustments, transition guidance for leases previously classified as capital leases under Topic 840, transition guidance for modifications to leases previously classified as direct financing or sales-type leases under Topic 840, transition guidance for sale and leaseback transactions, impairment of net investment in the lease, unguaranteed residual asset, effect of initial direct costs on rate implicit in the lease, and failed sale and leaseback transactions.

The Company adopted ASC 2018-10 Topic 842 effective January 1, 2019 and elected the short-term lease recognition exemption for all leases that qualify. For those leases that qualify, the Company will not recognize ROU assets or lease liabilities, and this includes not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition. This practical expedient was elected to not separate lease and non-lease components for its office space leases. The adoption of this new standard resulted in the recognition of a ROU asset and lease liability.

Recently Issued Accounting Pronouncements

(l) Recently Issued Accounting Pronouncements

Changes to GAAP are established by the Financial Accounting Standards Board (the “FASB”) in the form of accounting standards updates (“ASUs”) to the FASB’s Accounting Standards Codification.

The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined not to be applicable or are expected to have minimal impact on the Company’s consolidated financial position and results of operations.

Adopted

In December 2019, the FASB issued ASU 2019-12, “Income Taxes — Simplifying the Accounting for Income Taxes”. The ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles as well as clarifying and amending existing guidance to improve consistent application. The amendments to this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. Depending on the amendment, adoption may be applied on the retrospective, modified retrospective or prospective basis. The Company has adopted this standard on a prospective basis with no significant impact upon its consolidated financial statements.

Not Yet Adopted

In May 2021, the FASB issued ASU No. 2021-04 — Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options — to clarify the accounting by issuers for modifications or exchanges of equity-classified warrants. The framework applies to freestanding written call options, such as warrants, that were and remain equity classified by the issuer after the modification and are not in the scope of another Codification Topic. The framework applies regardless of whether the modification is through an amendment to the existing terms or issuance of a replacement warrant. The effect of the modification of the warrant is measured as the difference in its fair value immediately before and after the modification. The effect is recognized in the same manner as if cash had been paid as consideration. Additionally, other modifications may need to be accounted for as a cost to the issuing entity based on the substance of the transaction. The Update is effective prospectively for fiscal years beginning after December 15, 2021 including interim periods therein, with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. ASU No. 2020-06 removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. ASU No. 2020-06 is effective for public companies for annual periods beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted for annual periods beginning after December 15, 2020, and interim periods within those fiscal years. The Company has not early adopted this standard and is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

(dd) Recently issued accounting pronouncements not yet adopted:

In May 2021, the FASB issued ASU No. 2021-04 — Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options — to clarify the accounting by issuers for modifications or exchanges of equity-classified warrants. The framework applies to freestanding written call options, such as warrants, that were and remain equity classified by the issuer after the modification and are not in the scope of another Codification Topic. The framework applies regardless of whether the modification is through an amendment to the existing terms or issuance of a replacement warrant. The effect of the modification of the warrant is measured as the difference in its fair value immediately before and after the modification. The effect is recognized in the same manner as if cash had been paid as consideration. Additionally, other modifications may need to be accounted for as a cost to the issuing entity based on the substance of the transaction. The Update is effective prospectively for fiscal years beginning after December 15, 2021 including interim periods therein, with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. ASU No. 2020-06 removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. ASU No. 2020-06 is effective for public companies for annual periods beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted for annual periods beginning after December 15, 2020, and interim periods within those fiscal years. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU 2019-12, “Income Taxes — Simplifying the Accounting for Income Taxes”. The ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles as well as clarifying and amending existing guidance to improve consistent application. The amendments to this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. Depending on the amendment, adoption may be applied on the retrospective, modified retrospective or prospective basis. The Company does not expect that the adoption of this standard will have a significant impact upon its consolidated financial statements.

Organization

(a) Organization

Allarity Therapeutics A/S (the “Company”) is a limited liability company domiciled in Denmark. The Company was incorporated under the laws of Denmark on 9 September 2004. The Company’s principal operations are located at Venlighedsvej 1, 2970 Horsholm, Denmark. The Company’s United States operations are located at 210 Broadway #201, Cambridge, MA 012139, United States of America.

Principal Activities

(b) Principal Activities

Allarity Therapeutics A/S develops drugs for the personalized treatment of cancer using drug specific companion diagnostics (cDx) generated by its proprietary drug response predictor technology, DRP®. The Company is a merged company (the “Merger”) between two prior affiliated companies, the drug development company Oncology Venture Sweden AB and the predictive diagnostic development company Medical Prognosis Institute A/S. Pursuant to the Merger, effective 21 August 2018 the Company obtained control of 100% shares and voting interests of Oncology Venture Sweden AB, a company based in Sweden, listed on Spotlight, Stockholm, Sweden and specializing in the research and development of anti-cancer drugs via its wholly owned Danish subsidiary, Oncology Venture ApS. The Merger was accounted for as a business combination with the Company being the acquirer and all assets acquired and liabilities assumed were recognized at fair value.

Allarity Therapeutics A/S (Nasdaq First North Growth Market Stockholm: ALLR) develops drugs for the personalized treatment of cancer using drug-specific companion diagnostics (cDx) generated by its proprietary drug response predictor technology, DRP®.

Liquidity and Going Concern

(c) Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared on the basis of continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the ordinary course of business. The accompanying financial statements do not reflect any adjustments relating to the recoverability and reclassifications of assets and liabilities that might be necessary if the Company is unable to continue as a going concern.

Pursuant to the requirements of Accounting Standard Codification (ASC) 205-40, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented as of the date of these financial statements, and (1) is probable that the plan will be effectively implemented within one year after the date the financial statements are issued, and (2) it is probable that the plan, when implemented, will mitigate the relevant condition or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date the financials are issued. Certain elements of the Company’s operating plan to alleviate the conditions that raise substantial doubt are outside of the Company’s control and cannot be included in management’s evaluation under the requirements of Accounting Standard Codification (ASC) 205-40.

Since inception, the Company has devoted substantially all of its efforts to business planning, research and development, clinical expenses, recruiting management and technical staff, and securing funding via collaborations. The Company has historically funded its operations with proceeds received from its collaboration arrangements, sale of equity capital and proceeds from sales of convertible notes.

The Company has incurred significant losses and has an accumulated deficit of $45 million as of June 30, 2021. As of August 20, 2021, our cash which includes the proceeds of our rights offering in June 2021 is insufficient to fund our current operating plan and planned capital expenditures for at least the next 12 months. These conditions give rise to a substantial doubt over the Company’s ability to continue as a going concern.

Management’s plans to mitigate the conditions or events that raise substantial doubt include additional funding through public equity, private equity, debt financing, collaboration partnerships, or other sources. There are no assurances, however, that the Company will be successful in raising additional working capital, or if it is able to raise additional working capital, it may be unable to do so on commercially favorable terms. The Company’s failure to raise capital or enter into other such arrangements if and when needed would have a negative impact on its business, results of operations and financial condition and its ability to develop its product candidates.

The Company has entered into a Securities Purchase Agreement with 3i, LP, a Delaware limited partnership that provides for a $20 million equity investment in the Company. Please refer to the subsequent event disclosures in note 19 for further information.

Although management continues to pursue its funding plans, there is no assurance that the Company will be successful in obtaining sufficient funding to fund continuing operations on terms acceptable to the Company, if at all. Further, at the date of this filing the above noted 3i $20 million equity investment cannot be asserted as probable and is subject to close of the transaction. Accordingly, based upon cash on hand at the issuance date of these financial statements the Company does not have sufficient funds to finance its operations for at least twelve months from the issuance date and therefore has concluded that substantial doubt exists about the Company’s ability to continue as a going concern.

Restatement for error

(e) Restatement for error

Pursuant to ASC 718, we have determined that the fair value of the 24,112,523 financial advisor warrants should be recorded as equity rather an as a derivative liability. As a result, we have reduced the fair value of investor warrant amounts in our Condensed Statement of Stockholders’ Equity by $1,026 from $6,177 to $5,151. There has been no impact to our Condensed Consolidated Statements of Operations and Comprehensive Loss or our Condensed Consolidated Statements of Cash Flows.

Adjustments made to the line items in the Company’s Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Stockholders’ Equity as at June 30, 2021 relate to:

(in $1,000’s)	June 30, 2021 As originally presented $	Increase/ (Decrease) $	June 30, 2021 (Restated) $
Balance Sheet
Derivative liabilities	6,296	(1,026)	5,270
Total liabilities	10,986	(1,026)	9,960
Total stockholders’ equity	27,794	1,026	28,820
Additional paid-in capital	66,907	1,026	67,933
Statement of Stockholders’ Equity
Additional paid-in capital	66,907	1,026	67,933
Stockholders’ Equity	27,794	1,026	28,820

Accumulated other comprehensive income (loss)

(j) Accumulated other comprehensive income (loss)

Accumulated other comprehensive income (loss) includes all changes in equity except those resulting from investments by owners and distributions to owners, including accumulated foreign currency translation, and changes in instrument specific credit risk. During the three months ended June 30, 2021 and 2020 the Company recorded accumulated foreign currency translation losses of $304 and gains of $311 respectively and instrument specific credit risk losses of $3 and gains of $6 respectively. During the six months ended June 30, 2021 and 2020 the Company recorded accumulated foreign currency translation losses of $846 and gains of $82 and instrument specific credit risk losses of $9 and gains of $6 respectively. These amounts have been recorded as a separate component of stockholders’ equity (deficit).